Accounting changes and new accounting guidance (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Reconciliation of Allowance for Credit Losses
The table below presents the reconciliation of the allowance for credit losses (pre-tax).

Allowance for credit losses
(in millions)
Allowance for credit losses – Dec. 31, 2019	$216
Impact of adopting ASU 2016-13:
Securities	7
Loans (a)	(69)
Other	3
Total impact of adoption of ASU 2016-13	(59)
Reclassification of credit-related reserves on accounts receivable	4
Allowance for credit losses – Jan. 1, 2020	$161
(a)    Includes $48 million related to loans and $21 million for lending-related commitments.